CMA NORTH CAROLINA
MUNICIPAL MONEY FUND


Annual Report






March 31, 1998

MERRILL LYNCH BULL LOGO


Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.




CMA North Carolina
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:


For the year ended March 31, 1998, CMA North Carolina Municipal
Money Fund paid shareholders a net annualized yield of 3.02%.* As of March 31, 1998, the Fund's 7-day yield was 2.88%.

Economic Environment and
Investment Strategy
During November, the state of North Carolina issued $250 million in general obligation highway bonds rated AAA by Fitch Investment Services. The offering was the first installment of the $950 million approved by voters last December. The minor debt burden, as well as excellent debt structure, are major factors in the strong standing of North Carolina's general obligation debt. The state's financial operations are conservative, and its economy continues to expand and diversify. At the end of the state's fiscal year 1997, the general fund had a balance of $1.3 billion, including $318 million unreserved and $500 million in the budget stabilization fund. The state's $24 billion 1997--1999 biannual budget was passed nearly two months late as considerable time was spent debating new program initiatives and the use of surplus revenues generated during fiscal 1997. However, fiscal 1998 revenues are running ahead of estimates. With continued moderate growth, state officials expect an unreserved balance of $326 million by June 30, 1999, in addition to $522 million in reserve funds. With respect to employment, sectors such as finance, insurance and real estate continue to expand, while manufacturing has been showing declines since 1996. For example, the state's residential building permits, which reflect future construction activity, totaled 7,197 in October, an increase of 27% from a year ago. Personal income also continues to show good growth, and on a per capita basis, the state figure is now equal to 91% of the national figure and slightly ahead of that of the Southeast region. Moreover, although North Carolina has a large export sector, the state does not have a large exposure in relation to the economic problems in Asian markets. In fact, only 7.5% of North Carolina's exports go to Pacific Rim countries compared to 15% of all US exports. Finally, the state's unemployment rate of 4.0% was once again below that of the 4.6% national average for the month of February.


[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


During the fiscal year ended March 31, 1998, we maintained a relatively neutral average portfolio maturity. We significantly extended the Fund's average maturity only when the short-term tax-exempt yield curve steepened. This steepening occurred at tax time in April 1997 when cash outflows drove up yields on short-term tax exempt securities and, more prominently, in late summer 1997 when states issued their annual cash flow notes. However, for most of the fiscal year, a decrease in total fixed-rate issuance resulting from healthy state economies and continued cash inflows kept the short-term tax-exempt yield curve relatively flat. For example, yields on 90-day tax-exempt commercial paper performed on average with those on short-term tax-exempt notes maturing in six months--one year for most of the period. Thus, for a majority of that time, we used tax-exempt commercial paper when we wanted to pursue a more aggressive strategy. Furthermore, during the year ended March 31, 1998, assets of tax-exempt money market funds rose by $25.6 billion, an increase of over 17%.

The Fund, which began the year in the 40-day range, concluded the period in the 30-day range. Our strategy allowed the Fund to perform on average relative to similar North Carolina tax-exempt money market funds for the year ended March 31, 1998. Finally, we continue to focus on diversification and credit quality when choosing Fund investments, and we constantly monitor the ever-changing marketplace and adapt our investment strategy when necessary.

In Conclusion
We thank you for your support of CMA North Carolina Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Darrin J. SanFillippo)
Darrin J. SanFillippo
Vice President and Portfolio Manager



May 4, 1998




IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 1998 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during its taxable year ended March 31, 1998.

Please retain this information for your records.



Portfolio Abbreviations for CMA North Carolina Municipal Money Fund

ACES SM      Adjustable Convertible Extendable Securities
AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
UT           Unlimited Tax
VRDN         Variable Rate Demand Notes



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                                                            (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
North Carolina--    $ 1,000   Beaufort County, North Carolina, Industrial Facilities and Pollution Control
87.4%                         Financing Authority Revenue Bonds (Texasgulf, Inc. Project), VRDN, 3.75%
                              due 12/01/2000 (a)                                                                $  1,000
                      5,400   Beaufort County, North Carolina, Water District IV, BAN, 3.795% due 8/26/1998        5,400
                      2,600   Brunswick County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Woods Industries Inc. Project), VRDN,
                              AMT, 3.90% due 7/01/2017 (a)                                                         2,600
                              Buncombe County, North Carolina, VRDN (a):
                        410       3.65% due 6/01/2000                                                                410
                        455       3.65% due 6/01/2002                                                                455
                        500       3.65% due 6/01/2004                                                                500
                        525       3.65% due 6/01/2005                                                                525
                        580       3.65% due 6/01/2007                                                                580
                        435       3.65% due 6/01/2008                                                                435
                        640       3.65% due 6/01/2009                                                                640
                        740       3.65% due 6/01/2012                                                                740
                        815       3.65% due 6/01/2014                                                                815
                        900       3.65% due 6/01/2016                                                                900
                      6,600   Cabarrus County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Industrial Revenue Bonds (S&D Coffee Inc. Project),
                              VRDN, AMT, 3.70% due 9/01/2011 (a)                                                   6,600
                      3,000   Carteret County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, PCR (Texasgulf, Inc. Project), VRDN, 3.775% due
                              10/01/2005 (a)                                                                       3,000
                        800   Catawba County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Lukens Steel Co. Project), VRDN, AMT,
                              3.85% due 12/01/2009 (a)                                                               800
                      5,000   Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care System
                              Revenue Bonds, VRDN, Series D, 3.65% due 1/15/2026 (a)                               5,000
                     18,895   Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, Series A,
                              AMT, 3.75% due 7/01/2017 (a)(b)                                                     18,895
                      2,180   Craven County, North Carolina, BAN, UT, 3.85% due 5/20/1998                          2,180
                              Craven County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Resource Bonds (Cravenwood Energy Project), VRDN,
                              AMT (a):
                      6,250       Series B, 3.75% due 5/01/2011                                                    6,250
                      3,600       Series C, 3.75% due 5/01/2011                                                    3,600


CMA NORTH CAROLINA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
North Carolina                Cumberland County, North Carolina, Industrial Facilities and Pollution
(continued)                   Control Financing Authority, Revenue Refunding Bonds (Monsanto Co.
                              Project), VRDN (a):
                    $ 1,715       3.65% due 6/01/2012                                                           $  1,715
                        600       3.65% due 10/01/2014                                                               600
                      2,650   Edgecombe Water and Sewer District No. 1, North Carolina, BAN, UT,
                              3.54% due 7/29/1998                                                                  2,650
                              Gaston County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds, VRDN (a):
                      1,960       (Gold Medal Homes), 3.85% due 12/01/2009                                         1,960
                      2,200       (Mount Holly Enterprises/Queens G.P. Inc.), AMT, 3.80% due 5/01/2004             2,200
                              Granville County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds, VRDN, AMT (a):
                      4,000       (Mayville Metal Production Project), 3.55% due 5/23/2020                         4,000
                      1,525       (Tuscarora Plastics, Inc. Project), 3.80% due 12/01/2001                         1,525
                        500   Greene County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDA, Revenue Bonds (Federal Paper Board Company,
                              Inc. Project), VRDN, AMT, 3.70% due 11/01/2009 (a)                                     500
                              Guilford County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds, VRDN, AMT (a):
                        900       (Pharmagraphics Inc. Project), 3.85% due 9/01/2010                                 900
                      7,500       (US Woven Label Project), 3.70% due 1/01/2013                                    7,500
                     21,215   Halifax County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Exempt Facilities-Westmoreland Project),
                              VRDN, AMT, 3.75% due 12/01/2019 (a)                                                 21,215
                      3,417   Holly Springs, North Carolina, BAN, UT, 3.79% due 6/24/1998                          3,417
                      1,380   Johnston County, North Carolina, COP (Judicial Annex and Healthcare Project),
                              4.15% due 9/01/1998 (b)                                                              1,382
                        385   Johnston County, North Carolina, UT, Series 1996, 5% due 2/01/1999 (d)                 389
                      3,700   Lenoir County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (West Co. Nebraska, Inc. Project), VRDN,
                              3.80% due 10/01/2005 (a)                                                             3,700
                      8,200   Lincoln County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Hof Textiles Inc. Project), VRDN, AMT,
                              3.70% due 10/01/2011 (a)                                                             8,200
                      8,500   Mecklenberg County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, IDR (Rexroth Corporation Project), VRDN, AMT, 3.70%
                              due 9/01/2016 (a)                                                                    8,500
                              Mecklenberg County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds, VRDN (a):
                      2,000       (Edgecomb Metals Company Project), 3.65% due 12/01/2009                          2,000
                        900       (Flawa Corporation Project), AMT, 3.55% due 12/01/2008                             900
                      1,500       (Griffith Micro Science Project), AMT, 3.75% due 11/01/2007                      1,500
                      7,500   Mecklenburg County, North Carolina, VRDN, Series C, 3.65% due 2/01/2017 (a)          7,500
                        805   New Hanover County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Interroll Corp. Project), VRDN, 3.80%
                              due 11/01/2003 (a)                                                                     805
                              North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds:
                      4,900       CP, Series B, 3.45% due 5/20/1998                                                4,900
                      1,250       Refunding, Series A, 7.25% due 1/01/1999 (c)                                     1,307



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                                (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
North Carolina                North Carolina Educational Facilities Finance Agency Revenue Bonds
(continued)                   (Duke University Project), VRDN (a):
                    $ 1,500       Series A, 3.60% due 6/01/2027                                                 $  1,500
                      5,000       Series B, 3.60% due 12/01/2021                                                   5,000
                      2,000   North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                              (Cabarrus Memorial Hospital Project), VRDN, 3.60% due 3/01/2012 (a)                  2,000
                              North Carolina Medical Care Commission, Hospital Revenue Bonds, VRDN (a):
                      3,300       (Duke University Hospital), Series B, 3.60% due 6/01/2015                        3,300
                      3,500       (Duke University Hospital), Series C, 3.60% due 6/01/2015                        3,500
                      2,130       (Duke University Hospital), Series D, 3.60% due 6/01/2015                        2,130
                      3,500       (Pooled Financing Project), ACES, 3.70% due 4/01/2012                            3,500
                      1,800       (Pooled Financing Project), ACES, Series A, 3.70% due 10/01/2020                 1,800
                        200       Refunding (Moses H. Cone Memorial Hospital Project), 3.70% due
                                  10/01/2023                                                                         200
                              North Carolina Municipal Power Agency, Electric Revenue Bonds (No. 1
                              Catawba):
                     25,000       CP, 3.65% due 5/15/1998                                                         25,000
                     20,117       CP, 3.60% due 5/21/1998                                                         20,117
                     14,500       CP, 3.40% due 7/17/1998                                                         14,500
                      2,885       Refunding, 5.10% due 1/01/1999 (e)                                               2,917
                      1,800   North Carolina State Port Authority, Docks and Wharves Facility Revenue Bonds
                              (Morehead City Terminals), VRDN, AMT, 3.80% due 1/01/2016 (a)                        1,800
                      1,305   Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue
                              Bonds (Purpose-Cessna Aircraft Company Project), VRDN, AMT, 3.80% due
                              10/01/2012 (a)                                                                       1,305
                              Raleigh-Durham, North Carolina, Airport Authority, Special Facility Revenue
                              Refunding Bonds (American Airlines), VRDN (a):
                      2,300       Series A, 3.70% due 11/01/2005                                                   2,300
                        300       Series A, 3.80% due 11/01/2015                                                     300
                      4,000       Series B, 3.70% due 11/01/2015                                                   4,000
                        400   Raleigh-Durham, North Carolina, Refunding, UT, 4.25% due 4/01/1998                     400
                      6,000   Richland Township, North Carolina, Water and Sewer District, BAN, UT,
                              3.75% due 11/18/1998                                                                 6,006
                        700   Rowan County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Reynolds Metals Company Project),
                              3.75% due 6/01/1998                                                                    700
                      2,900   Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                              Financial Authority Revenue Bonds (All American Homes of North Carolina
                              Inc.), VRDN, AMT, 3.85% due 11/01/2011 (a)                                           2,900
                      3,330   Sampson County, North Carolina, Water and Sewer District, BAN, UT,
                              3.545% due 9/09/1998                                                                 3,331
                        400   Union County, North Carolina, UT, Series B, 5.25% due 5/01/1998 (b)                    401
                      4,900   University of North Carolina, Chapel Hill School of Medicine and Ambulatory
                              Care, Clinic Revenue Bonds, VRDN, 3.75% due 7/01/2012 (a)                            4,900
                      1,629   Warren County, North Carolina, Water and Sewer District, BAN, 3.785% due
                              5/06/1998                                                                            1,629
                      2,000   Wayne County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Revenue Refunding Bonds (General Signal), VRDN,
                              3.85% due 12/01/2000 (a)                                                             2,000



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONCLUDED)                                                (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
North Carolina      $   400   Wilson County, North Carolina, Industrial Facilities and Pollution Control
(concluded)                   Financing Authority, IDR (North Carolina Chip Co. Project), VRDN, 3.80%
                              due 1/01/2000 (a)                                                                 $    400

Puerto Rico--                 Puerto Rico Commonwealth, Government Development Bank:
12.2%                23,000       CP, 3.10% due 4/08/1998                                                         23,000
                        500       Revenue Refunding Bonds, VRDN, 3.375% due 12/01/2015 (a)(b)                        500
                      2,800   Puerto Rico Commonwealth, Highway and Transportation Authority, Highway
                              Revenue Bonds, VRDN, Series X, 3.375% due 7/01/1999 (a)                              2,800
                              Puerto Rico Electric Power Authority Revenue Bonds:
                      6,000       MSTR, VRDN, Series SGA-43, 3.60% due 7/01/2022 (a)(b)                            6,000
                      5,000       Series M, 6.90% due 7/01/1998                                                    5,041

                              Total Investments (Cost--$305,767*)--99.6%                                         305,767
                              Other Assets Less Liabilities--0.4%                                                  1,302
                                                                                                                --------
                              Net Assets--100.0%                                                                $307,069
                                                                                                                ========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1998.
(b)MBIA Insured.
(c)Prerefunded.
(d)AMBAC Insured.
(e)FGIC Insured.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA NORTH CAROLINA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
Assets:
Investments, at value (identified cost--$305,766,586) (Note 1a)                                           $  305,766,586
Cash                                                                                                              66,196
Interest receivable                                                                                            1,502,071
Prepaid registration fees and other assets (Note 1d)                                                              14,802
                                                                                                          --------------
Total assets                                                                                                 307,349,655
                                                                                                          --------------
Liabilities:
Payables:
 Investment adviser (Note 2)                                                             $      132,622
 Distributor (Note 2)                                                                            88,673          221,295
                                                                                         --------------
Accrued expenses and other liabilities                                                                            58,906
                                                                                                          --------------
Total liabilities                                                                                                280,201
                                                                                                          --------------
Net Assets                                                                                                $  307,069,454
                                                                                                          ==============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                                $   30,710,871
Paid-in capital in excess of par                                                                             276,397,838
Accumulated realized capital losses--net (Note 4)                                                                (39,255)
                                                                                                          --------------
Net Assets--Equivalent to $1.00 per share based on 307,108,709 shares of
beneficial interest outstanding                                                                           $  307,069,454
                                                                                                          ==============

See Notes to Financial Statements.



CMA North Carolina Municipal Money Fund
Statement of Operations for the Year Ended March 31, 1998
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                  $   10,154,212
Expenses:
Investment advisory fees (Note 2)                                                        $    1,381,698
Distribution fees (Note 2)                                                                      340,553
Professional fees                                                                                53,122
Accounting services (Note 2)                                                                     52,391
Transfer agent fees (Note 2)                                                                     50,229
Registration fees (Note 1d)                                                                      34,308
Custodian fees                                                                                   24,644
Pricing fees                                                                                      7,679
Trustees' fees and expenses                                                                       2,114
Printing and shareholder reports                                                                    638
Other                                                                                             2,923
                                                                                         --------------
Total expenses                                                                                                 1,950,299
                                                                                                          --------------
Investment income--net                                                                                         8,203,913
Realized Gain on Investments--Net (Note 1c)                                                                          556
                                                                                                          --------------
Net Increase in Net Assets Resulting from Operations                                                      $    8,204,469
                                                                                                          ==============


See Notes to Financial Statements.


CMA NORTH CAROLINA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                 For the Year Ended
                                                                                                     March 31,
Increase (Decrease) in Net Assets:                                                            1998             1997
Operations:
Investment income--net                                                                   $    8,203,913   $    7,440,667
Realized gain (loss) on investments--net                                                            556           (3,442)
                                                                                         --------------   --------------
Net increase in net assets resulting from operations                                          8,204,469        7,437,225
                                                                                         --------------   --------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                       (8,203,913)      (7,440,667)
                                                                                         --------------   --------------
Net decrease in net assets resulting from dividends to shareholders                          (8,203,913)      (7,440,667)
                                                                                         --------------   --------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                            908,145,767      757,440,492
Net asset value of shares issued to shareholders in reinvestment
of dividends (Note 1e)                                                                        8,204,020        7,440,785
                                                                                         --------------   --------------
                                                                                            916,349,787      764,881,277
Cost of shares redeemed                                                                    (883,460,955)    (764,608,188)
                                                                                         --------------   --------------
Net increase in net assets derived from beneficial interest transactions                     32,888,832          273,089
                                                                                         --------------   --------------
Net Assets:
Total increase in net assets                                                                 32,889,388          269,647
Beginning of year                                                                           274,180,066      273,910,419
                                                                                         --------------   --------------
End of year                                                                              $  307,069,454   $  274,180,066
                                                                                         ==============   ==============


See Notes to Financial Statements.


CMA NORTH CAROLINA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                          For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                 1998          1997         1996            1995           1994
Per Share Operating Performance:
Net asset value, beginning of year                    $   1.00     $   1.00       $   1.00       $   1.00       $   1.00
                                                      --------     --------       --------       --------       --------
Investment income--net                                     .03          .03            .03            .03            .02
                                                      --------     --------       --------       --------       --------
Total from investment operations                           .03          .03            .03            .03            .02
                                                      --------     --------       --------       --------       --------
Less dividends from investment income--net                (.03)        (.03)          (.03)          (.03)          (.02)
                                                      --------     --------       --------       --------       --------
Net asset value, end of year                          $   1.00     $   1.00       $   1.00       $   1.00       $   1.00
                                                      ========     ========       ========       ========       ========
Total Investment Return                                  3.02%        2.84%          3.12%          2.61%          1.85%
                                                      ========     ========       ========       ========       ========
Ratios to Average Net Assets:
Expenses, net of reimbursement                            .71%         .72%           .69%           .62%           .61%
                                                      ========     ========       ========       ========       ========
Expenses                                                  .71%         .72%           .74%           .72%           .71%
                                                      ========     ========       ========       ========       ========
Investment income--net                                   2.97%        2.79%          3.08%          2.58%          1.84%
                                                      ========     ========       ========       ========       ========
Supplemental Data:
Net assets, end of year (in thousands)                $307,069     $274,180       $273,910       $278,704       $293,452
                                                      ========     ========       ========       ========       ========


See Notes to Financial Statements.


CMA NORTH CAROLINA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA North Carolina Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA NORTH CAROLINA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $39,000, of which $5,000 expires in 2001, $10,000 expires in 2002, $13,000 expires in 2003 and $11,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.


<AUDIT-REPORT>
CMA NORTH CAROLINA MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
CMA North Carolina Municipal Money Fund
of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 5, 1998
<AUDIT-REPORT>